Land use right, net	6 Months Ended
Mar. 31, 2023
Land use right, net
Land use right, net

Note 8 – Land use right, net

Land use right, net consisted of the following:

	March 31,	September 30,
	2023	2022
	(unaudited)
Land use right	$7,317,070	$554,122
Less: accumulated amortization	(137,671)	(42,945)
Land use right, net	$7,179,399	$511,177

Amortization expense was $21,995 and $6,189 for the six months ended March 31, 2023 and 2022, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Reminder of fiscal 2023	$18,274
Fiscal 2024	36,548
Fiscal 2025	36,548
Fiscal 2026	36,548
Fiscal 2027	36,548
Thereafter	1,605,883
Total	$1,770,349